COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 5: — COMMITMENTS AND CONTINGENT LIABILITIES

Agreement with Yissum
On November 27, 2002, the Subsidiary executed a license agreement with Yissum, pursuant to which the Subsidiary was granted a global, exclusive license, including the right to grant sublicenses, subject to receipt of the prior written approval of Yissum which shall not be unreasonably withheld. The full intellectual property rights concerning the technology subject to the license are and will remain fully owned by Yissum for the licensed technology developed by Yissum.
This technology underlies part of the Company's research and development projects. The license includes the exclusive rights to produce, sell, market, import, distribute, and make any use of the technology, by both the Subsidiary and the holders of rights by virtue of the sublicenses. The agreement is valid for 20 years. In exchange for granting the said license to the Subsidiary, Yissum will be entitled to royalties as elaborated below:
1.	4% of the total sales that the Subsidiary or a related company thereof (as this term is defined in the agreement) will make;
2.	18% of the total payments or royalties that Subsidiary will be entitled to receive from third parties to whom sublicenses have been granted.
On June 20, 2005, the Company executed with Yissum an agreement for providing research and development services, whereby Yissum grants the Company compound development services. It has been agreed that the intellectual property and the knowledge that will accumulate during the provision of the services will be owned by Yissum. Yissum has granted the Company a license to use the results of the service provision agreement, and the permission to grant a sublicense. The service agreement was renewed several times prior to 2011. On February 28, 2011, the service provision agreement was renewed again. In consideration for the performance of services the Company agreed to pay Yissum $70 plus overhead per year, depending on the work requested by the Company to be done at the sole and exclusive option of the Company during each year of the following five years. The additional services fees shall be payable in semi-annual payments. The Company did not request any such services in 2014.

NOTE 8: — COMMITMENTS AND CONTINGENT LIABILITIES

a.	Agreement with Yissum:
On November 27, 2002, the Subsidiary executed a license agreement with Yissum, pursuant to which the Subsidiary was granted a global, exclusive license, including the right to grant sublicenses, subject to receipt of the prior written approval of Yissum which shall not be unreasonably withheld. The full intellectual property rights concerning the technology subject to the license are and will remain fully owned by Yissum for the licensed technology developed by Yissum.
This technology underlies part of the Company’s research and development projects. The license includes the exclusive rights to produce, sell, market, import, distribute, and make any use of the technology, by both the Subsidiary and the holders of rights by virtue of the sublicenses. The agreement is valid for 20 years or until the last to expire patent. In exchange for granting the said license to the Subsidiary, Yissum will be entitled to royalties as elaborated below:
1.	4% of the total sales that the Subsidiary or a related company thereof (as this term is defined in the agreement) will make;
2.	18% of the total payments or royalties that Subsidiary will be entitled to receive from third parties to whom sublicenses have been granted.
On June 20, 2005, the Company executed with Yissum an agreement for providing research and development services, whereby Yissum grants the Company compound development services. It has been agreed that the intellectual property and the knowledge that will accumulate during the provision of the services will be owned by Yissum.
Yissum has granted the Company a license to use the results of the service provision agreement, and the permission to grant a sublicense. The service agreement was renewed several times prior to 2011. On February 28, 2011, the service provision agreement was renewed again. In consideration for the performance of services the Company agreed to pay Yissum $70 plus overhead per year, depending on the work requested by the Company to be done at the sole and exclusive option of the Company during each year of the following five years. The additional services fees shall be payable in semi-annual payments.
b.	Office lease commitment:
The Company’s registered address is located in Great Britain with minimum rental commitments of $0.6 plus VAT for each month. The Agreement commenced on February 1, 2010, and shall continue until it is terminated by either party giving the other three months’ prior written notice. The Company’s liability as of December 31, 2013 is approximately $2, to be paid during 2014.